Related-Party Transactions - Related Party Expenses (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Research	$ 1,524,631	$ 1,222,745	$ 5,600,421	$ 9,411,856
TUM [Member]
Related Party Transaction [Line Items]
Transfer of licenses and protective rights	14,057	17,131	66,461	66,390
Research				22,573
Total expenses	$ 14,057	$ 17,131	$ 66,461	$ 88,963